Fair Values of Financial Instruments Not Recorded at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
8.875% Senior Notes, Net of Discount	$ 248,258	$ 0
Secured Lines of Credit	0	225,000
Capital Leases and Other Obligations	2,677	544
Total xxxx	250,935	225,544
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
8.875% Senior Notes, Net of Discount	249,074	0
Secured Lines of Credit	0	225,000
Capital Leases and Other Obligations	2,524	511
Total xxxx	$ 251,598	$ 225,511